SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Subsidiaries
Entity	Country of Incorporation	Voting Control	Functional Currency
Digatrade Financial Corp.	Canada	Parent Company	Canadian Dollar
Digatrade Limited	Canada	100%	Canadian Dollar
Digatrade (UK) Limited	United Kingdom	100%	Pounds Sterling
Digatrade Limited	USA	100%	US Dollar
Securter Systems Inc	Canada	79% (Note 5)	Canadian Dollar

New classifications under IFRS 9
Financial assets	Classification under IAS 39	Classification under IFRS 9
Cash	FVTPL	Amortized cost
Accounts receivable	Notes and receivable	Amortized cost
Derivative assets	FVTPL	FVTPL

Financial liabilities	Classification under IAS 39	Classification under IFRS 9
Accounts payable and accrued liabilities	Other financial liabilities	Other financial liabilities
Short-term loan	Other financial liabilities	Other financial liabilities
Due to related parties	Other financial liabilities	Other financial liabilities
Derivative liabilities	FVTPL	FVTPL